UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178

13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory Heyman
Title:    Chief Compliance Officer
Phone:    (212) 984-8825

Signature, Place and Date of Signing:


/s/ Gregory Heyman             New York, New York           February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total: $1,279,870
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5       COL 6   COL 7        COLUMN 8

                                                             VALUE     SHS OR    SH/ PUT/  INVSMT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL  DSCRTN  MGRS   SOLE    SHARED  NONE
       --------------          --------------     -----     --------   -------   --- ----  ------  ----   ----    ------  ----
AMBAC FINL GROUP INC           COM              023139108     8,849      343,400 SH         SOLE   NONE    343400   0      0
APPLE INC                      COM              037833100    99,040      500,000 SH         SOLE   NONE    500000   0      0
ASSURED GUARANTY LTD           COM              G0585R106       263        9,916 SH         SOLE   NONE      9916   0      0
BEAZER HOMES USA INC           COM              07556Q105     4,458      600,000 SH         SOLE   NONE    600000   0      0
CHINA LIFE INS CO LTD          SPON ADR REP H   16939P106    11,476      150,000 SH         SOLE   NONE    150000   0      0
CHINA SUNERGY CO LTD           SPON ADR         16942X104     1,251       75,746 SH         SOLE   NONE     75746   0      0
COUNTRYWIDE FINANCIAL CORP     COM              222372104    34,072    3,811,100 SH         SOLE   NONE   3811100   0      0
CROCS INC                      COM              227046109    33,129      900,000 SH         SOLE   NONE    900000   0      0
D R HORTON INC                 COM              23331A109     3,292      250,000 SH         SOLE   NONE    250000   0      0
DEALERTRACK HLDGS INC          COM              242309102     4,853      145,000 SH         SOLE   NONE    145000   0      0
DRYSHIPS INC                   SHS              Y2109Q101    11,610      150,000 SH         SOLE   NONE    150000   0      0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106    59,780    3,050,000 SH         SOLE   NONE   3050000   0      0
E TRADE FINANCIAL CORP         COM              269246104    14,042    3,955,589 SH         SOLE   NONE   3955589   0      0
ELAN PLC                       ADR              284131208    24,178    1,100,000 SH         SOLE   NONE   1100000   0      0
EXTERRAN HLDGS INC             COM              30225X103    81,882    1,001,000 SH         SOLE   NONE   1001000   0      0
GOLDMAN SACHS GROUP INC        COM              38141G104    32,258      150,000 SH         SOLE   NONE    150000   0      0
GOOGLE INC                     CL A             38259P508   103,722      150,000 SH         SOLE   NONE    150000   0      0
HOVNANIAN ENTERPRISES INC      CL A             442487203     4,445      620,000 SH         SOLE   NONE    620000   0      0
ICICI BK LTD                   ADR              45104G104    47,521      772,700 SH         SOLE   NONE    772700   0      0
INDYMAC BANCORP INC            COM              456607100     3,481      585,000 SH         SOLE   NONE    585000   0      0
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107    74,264    1,063,807 SH         SOLE   NONE   1063807   0      0
KB HOME                        COM              48666K109     2,376      110,000 SH         SOLE   NONE    110000   0      0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107    39,206      834,000 SH         SOLE   NONE    834000   0      0
LEAP WIRELESS INTL INC         COM NEW          521863308     6,062      130,000 SH         SOLE   NONE    130000   0      0
LENNAR CORP                    CL A             526057104    14,938      835,000 SH         SOLE   NONE    835000   0      0
MBIA INC                       COM              55262C100    11,737      630,000 SH         SOLE   NONE    630000   0      0
MONEYGRAM INTL INC             COM              60935Y109       311       20,249 SH         SOLE   NONE     20249   0      0
MOODYS CORP                    COM              615369105    29,631      830,000 SH         SOLE   NONE    830000   0      0
NUTRI SYS INC NEW              COM              67069D108       404       15,000 SH         SOLE   NONE     15000   0      0
NVR INC                        COM              62944T105     3,668        7,000 SH         SOLE   NONE      7000   0      0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105    26,280    1,000,000 SH         SOLE   NONE   1000000   0      0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    48,400      420,000 SH         SOLE   NONE    420000   0      0
PMI GROUP INC                  COM              69344M101     8,300      625,000 SH         SOLE   NONE    625000   0      0
POPULAR INC                    COM              733174106    11,130    1,050,000 SH         SOLE   NONE   1050000   0      0
PRICELINE COM INC              COM NEW          741503403    45,944      400,000 SH         SOLE   NONE    400000   0      0
RADIAN GROUP INC               COM              750236101    18,404    1,575,700 SH         SOLE   NONE   1575700   0      0
RAM HOLDINGS LTD               SHS              G7368R104       247       50,000 SH         SOLE   NONE     50000   0      0
REDWOOD TR INC                 COM              758075402    15,840      462,614 SH         SOLE   NONE    462614   0      0
RESEARCH IN MOTION LTD         COM              760975102    84,787      747,690 SH         SOLE   NONE    747690   0      0
RYLAND GROUP INC               COM              783764103     3,444      125,000 SH         SOLE   NONE    125000   0      0
SECURITY CAPITAL ASSURANCE     COM              G8018D107     1,485      381,800 SH         SOLE   NONE    381800   0      0
SELECT COMFORT CORP            COM              81616X103     3,960      565,000 SH         SOLE   NONE    565000   0      0
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR    83415U108     3,265      100,000 SH         SOLE   NONE    100000   0      0
STANDARD PAC CORP NEW          COM              85375C101     4,188    1,250,000 SH         SOLE   NONE   1250000   0      0
SYNOVUS FINL CORP              COM              87161C105       260       10,800 SH         SOLE   NONE     10800   0      0
TRANSDIGM GROUP INC            COM              893641100    23,714      525,000 SH         SOLE   NONE    525000   0      0
TRINA SOLAR LIMITED            SPON ADR         89628E104    15,081      280,299 SH         SOLE   NONE    280299   0      0
UTSTARCOM INC                  COM              918076100    10,448    3,799,199 SH         SOLE   NONE   3799199   0      0
VERIFONE HLDGS INC             COM              92342Y109    23,831    1,025,000 SH         SOLE   NONE   1025000   0      0
WELLCARE HEALTH PLANS INC      COM              94946T106     1,272       30,000 SH         SOLE   NONE     30000   0      0
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103   163,391    4,222,017 SH         SOLE   NONE   4222017   0      0

SK 22168 0001 854261